Deborah A. Sullivan
Assistant Vice President &
Assistant Counsel

November 1, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

     Re: Oppenheimer Strategic Income Fund
         Reg. No. 33-28598; File No. 811-5724
         ------------------------------------

To the Securities and Exchange Commission:

         An electronic  ("EDGAR")  filing is hereby being made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer
Strategic  Income Fund.  This filing  includes a supplement  dated November 1, 2001 to the Prospectus of Oppenheimer  Strategic  Income
Fund dated January 26, 2001.

         Please direct any questions regarding this filing to the attention of the undersigned.

                                                              Very truly yours,

                                                              /s/ Deborah A. Sullivan

                                                              Deborah A. Sullivan
                                                              Assistant Vice President &
                                                              Assistant Counsel
                                                              Phone:  732-839-3007
                                                              Fax:  732-839-3698

Enclosures

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Deloitte and Touche, LLP
       Gloria LaFond